Document and Entity Information	Dec. 31, 2014
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Aug. 21, 2015
Document Effective Date	Aug. 24, 2015
Prospectus Date	Apr. 30, 2015
MATTHEWS PACIFIC TIGER FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIPTX